Fair Value Measurements - Summary of Investments by Classification and Method of Valuation (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 84,684,623	$ 79,157,190
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	83,185,174	76,481,637
Methode Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,499,449	2,675,553
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	84,684,623	79,157,190
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	83,185,174	76,481,637
Level 1 | Methode Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,499,449	2,675,553
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 2 | Methode Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 3 | Methode Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 0	$ 0